INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

We did not provide any current or deferred U.S. federal income tax provision or benefit for any of the periods presented because we have experienced operating losses since inception. Accounting for Uncertainty in Income Taxes when it is more likely than not that a tax asset cannot be realized through future income the Company must allow for this future tax benefit.

We provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carry forwards, because management has determined that it is more likely than not that we will not earn income sufficient to realize the deferred tax assets during the carry forward period.

The provisions for refundable federal income tax at 34% and Panama income tax at 25% for the years ended December 31, 2016 and 2015 consist of the following:

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Income tax expense (benefit) at statutory rate	$(76,951)	$(24,418)
Change in Valuation allowance	76,951	24,418
Income tax expense (benefit)	$-	$-

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets as at December 31, 2016 and 2015 are as follows:

	December 31,	December 31,
	2016	2015
NOL Carryover	$117,066	$40,115
Valuation allowance	(117,066)	(40,115)
Net deferred tax asset	$-	$-

At December 31, 2016, the Company had $280,802 in net operating losses (“NOLs”) that may be available to offset future taxable income, which begin to expire between 2031 and 2036. In accordance with Section 382 of the U.S. Internal Revenue Code, the usage of the Company’s net operating loss carry forwards is subject to annual limitations following greater than 50% ownership changes.